Post-Employment Obligations And Compensatory Indemnity - Schedule of Changes in Present Value of Defined Benefit Obligation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance	R$ 10,728	R$ 13,105	R$ 15,276	R$ 14,778
Cost of current service		4	7	11
Past service cost		(2,545)		(56)
Interest on actuarial obligation		1,524	1,322	1,653
Actuarial losses (gains):
Due to changes in demographic assumptions			1	27
Due to changes in financial assumptions		144	(2,448)	990
Due to adjustments based on experience		(158)	269	(812)
Due to changes and adjustments		(14)	(2,180)	205
Benefits paid		(1,346)	(1,320)	(1,315)
Actuarial losses (gains):		257
Net defined benefit liability (asset)		10,728	13,105	15,276
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance	10,728	10,501	12,216	11,404
Cost of current service	1	1	1
Past service cost
Interest on actuarial obligation	1,118	1,222	1,055	1,276
Actuarial losses (gains):
Due to changes in demographic assumptions
Due to changes in financial assumptions		148	(1,883)	754
Due to adjustments based on experience		21	232	(125)
Due to changes and adjustments		169	(1,651)	629
Benefits paid		(1,165)	(1,120)	(1,093)
Net defined benefit liability (asset)		10,728	10,501	12,216
Health plan [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance		2,559	3,007	3,314
Cost of current service		3	6	11
Past service cost		(2,501)		(55)
Interest on actuarial obligation		297	262	370
Actuarial losses (gains):
Due to changes in demographic assumptions			(1)	26
Due to changes in financial assumptions		(4)	(556)	232
Due to adjustments based on experience		(175)	38	(673)
Due to changes and adjustments		(179)	(519)	(415)
Benefits paid		(179)	(197)	(218)
Net defined benefit liability (asset)			2,559	3,007
Dental plan [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance		45	53	60
Cost of current service
Past service cost		(44)		(1)
Interest on actuarial obligation		5	5	7
Actuarial losses (gains):
Due to changes in demographic assumptions				1
Due to changes in financial assumptions			(9)	4
Due to adjustments based on experience		(4)	(1)	(14)
Due to changes and adjustments		(4)	(10)	(9)
Benefits paid		(2)	(3)	(4)
Net defined benefit liability (asset)			R$ 45	R$ 53